Short-term Bank Loan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 22, 2022	Dec. 17, 2021
Debt Instrument, Interest Rate, Stated Percentage	105.00%			6.00%	6.00%
Interest Expense	$ 45,796	$ 88,762	$ 188,717
Tantech Charcoal 2 [Member] | Loan payable to Bank of China Lishui Branch
Debt Instrument, Face Amount				$ 2,202,942
Debt Instrument, Interest Rate, Stated Percentage				4.35%